Vanguard® Growth Index Fund
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.4%)
	Linde plc	4,237,023	1,577,656
	Ecolab Inc.	2,228,107	377,441
	Fastenal Co.	4,960,961	271,067
	Albemarle Corp.	1,019,360	173,332
			2,399,496
Consumer Discretionary (21.3%)
*	Amazon.com Inc.	80,636,609	10,250,526
*	Tesla Inc.	23,427,836	5,862,113
	Home Depot Inc.	8,684,305	2,624,050
	Costco Wholesale Corp.	3,848,036	2,173,986
	McDonald's Corp.	6,328,000	1,667,048
*	Netflix Inc.	3,748,281	1,415,351
*	Walt Disney Co.	15,890,529	1,287,927
	NIKE Inc. Class B	10,638,507	1,017,254
*	Booking Holdings Inc.	309,963	955,910
	Starbucks Corp.	9,947,057	907,868
	TJX Cos. Inc.	9,980,163	887,037
*	Uber Technologies Inc.	16,856,711	775,240
*	Airbnb Inc. Class A	3,516,704	482,527
*	O'Reilly Automotive Inc.	523,295	475,602
*	Chipotle Mexican Grill Inc.	239,550	438,815
	Marriott International Inc. Class A	2,201,946	432,815
*	AutoZone Inc.	157,675	400,493
*	Lululemon Athletica Inc.	1,006,233	388,014
	Hilton Worldwide Holdings Inc.	2,270,352	340,961
	Ross Stores Inc.	2,957,416	334,040
*	Copart Inc.	7,461,062	321,497
	Yum! Brands Inc.	2,432,789	303,953
	Activision Blizzard Inc.	3,244,792	303,810
*	Trade Desk Inc. Class A	3,875,433	302,865
	Estee Lauder Cos. Inc. Class A	1,814,184	262,240
*	Aptiv plc	2,455,818	242,119
*	Take-Two Interactive Software Inc.	1,474,905	207,062
	Tractor Supply Co.	945,049	191,892
*	Ulta Beauty Inc.	427,646	170,823
	Electronic Arts Inc.	1,177,002	141,711
	Las Vegas Sands Corp.	2,989,145	137,022
*	Expedia Group Inc.	1,196,053	123,277
*	Roblox Corp. Class A	4,184,974	121,197
*	Live Nation Entertainment Inc.	1,397,861	116,078
	Domino's Pizza Inc.	304,503	115,343
	Dollar General Corp.	952,985	100,826

		Shares	Market Value ($000)
	Rollins Inc.	2,524,560	94,242
*	Royal Caribbean Cruises Ltd.	944,670	87,042
*	Burlington Stores Inc.	562,697	76,133
	Pool Corp.	160,933	57,308
*	Caesars Entertainment Inc.	887,354	41,129
*	Etsy Inc.	534,490	34,517
	Warner Music Group Corp. Class A	1,023,779	32,147
*	Chewy Inc. Class A	807,217	14,740
			36,716,550
Consumer Staples (0.7%)
*	Monster Beverage Corp.	6,365,536	337,055
	Hershey Co.	1,301,001	260,304
	Colgate-Palmolive Co.	3,589,608	255,257
	Church & Dwight Co. Inc.	2,136,754	195,791
	Brown-Forman Corp. Class B	2,691,563	155,276
	Lamb Weston Holdings Inc.	632,390	58,471
[1]	Brown-Forman Corp. Class A	442,766	25,725
			1,287,879
Energy (1.5%)
	Pioneer Natural Resources Co.	2,024,893	464,814
	Hess Corp.	2,399,228	367,082
	Schlumberger NV	6,169,064	359,656
	Cheniere Energy Inc.	1,984,708	329,382
	Diamondback Energy Inc.	1,551,770	240,338
	Coterra Energy Inc.	6,235,342	168,666
	Baker Hughes Co.	4,388,807	155,013
*	First Solar Inc.	881,810	142,492
	Halliburton Co.	3,508,214	142,083
*	Enphase Energy Inc.	1,124,019	135,051
	EQT Corp.	1,784,071	72,397
	Texas Pacific Land Corp.	26,706	48,700
			2,625,674
Financials (2.5%)
	S&P Global Inc.	2,763,346	1,009,754
	Blackstone Inc.	6,164,243	660,437
	Aon plc Class A (XNYS)	1,673,373	542,541
	Moody's Corp.	1,354,743	428,329
	MSCI Inc.	652,305	334,685
	Apollo Global Management Inc.	3,445,259	309,246
	Broadridge Financial Solutions Inc.	1,025,932	183,693
	LPL Financial Holdings Inc.	662,841	157,524
	Ares Management Corp. Class A	1,418,020	145,872
	FactSet Research Systems Inc.	331,102	144,778
*,1	Coinbase Global Inc. Class A	1,318,485	98,992
	Tradeweb Markets Inc. Class A	994,732	79,778
	Brown & Brown Inc.	984,304	68,744
	Interactive Brokers Group Inc. Class A	440,867	38,161
	MarketAxess Holdings Inc.	163,687	34,970
			4,237,504
Health Care (8.5%)
	Eli Lilly & Co.	7,418,876	3,984,901
	Thermo Fisher Scientific Inc.	3,351,424	1,696,390
*	Intuitive Surgical Inc.	3,051,117	891,811
	Stryker Corp.	2,968,003	811,066
*	Vertex Pharmaceuticals Inc.	2,241,185	779,350
	Danaher Corp.	2,885,218	715,823
*	Boston Scientific Corp.	12,716,257	671,418

		Shares	Market Value ($000)
	Zoetis Inc.	3,596,895	625,788
*	Edwards Lifesciences Corp.	5,280,075	365,804
*	Regeneron Pharmaceuticals Inc.	440,381	362,416
*	IDEXX Laboratories Inc.	720,681	315,132
*	DexCom Inc.	3,367,440	314,182
*	IQVIA Holdings Inc.	1,510,530	297,197
*	Moderna Inc.	2,808,670	290,107
	Agilent Technologies Inc.	2,544,197	284,492
*	Seagen Inc.	1,222,382	259,328
*	Veeva Systems Inc. Class A	1,265,332	257,432
	West Pharmaceutical Services Inc.	641,359	240,644
*	Horizon Therapeutics plc	1,988,585	230,059
*	Align Technology Inc.	631,464	192,799
*	Alnylam Pharmaceuticals Inc.	1,085,627	192,265
	ResMed Inc.	1,277,495	188,903
*	Illumina Inc.	1,374,984	188,758
*	BioMarin Pharmaceutical Inc.	1,634,923	144,658
	Cooper Cos. Inc.	430,171	136,799
*	Insulet Corp.	605,809	96,620
*	Incyte Corp.	1,652,612	95,471
	STERIS plc	428,907	94,111
*	Bio-Rad Laboratories Inc. Class A	88,636	31,772
*,2	ABIOMED Inc. CVR	15	—
			14,755,496
Industrials (8.9%)
	Visa Inc. Class A	13,507,673	3,106,900
	Mastercard Inc. Class A	7,306,137	2,892,573
	Accenture plc Class A	5,477,872	1,682,309
*	Boeing Co.	5,238,566	1,004,128
	Automatic Data Processing Inc.	3,577,680	860,718
*	Fiserv Inc.	5,294,092	598,021
	Sherwin-Williams Co.	2,009,934	512,634
*	TransDigm Group Inc.	455,337	383,908
	Cintas Corp.	751,171	361,321
	Old Dominion Freight Line Inc.	853,784	349,317
	Paychex Inc.	2,817,244	324,913
	Verisk Analytics Inc.	1,259,158	297,463
	Rockwell Automation Inc.	997,307	285,100
*	PayPal Holdings Inc.	4,770,936	278,909
	WW Grainger Inc.	390,668	270,280
	Quanta Services Inc.	1,260,823	235,862
	Vulcan Materials Co.	1,153,628	233,056
*	Block Inc. (XNYS)	4,770,980	211,164
*	Mettler-Toledo International Inc.	189,876	210,396
	Equifax Inc.	1,065,840	195,240
*	Teledyne Technologies Inc.	408,918	167,076
*	Waters Corp.	513,528	140,814
	JB Hunt Transport Services Inc.	717,454	135,254
	Martin Marietta Materials Inc.	268,368	110,160
*	Keysight Technologies Inc.	772,447	102,202
*	Bill Holdings Inc.	875,970	95,104
*	Fair Isaac Corp.	102,518	89,040
	HEICO Corp. Class A	652,106	84,265
	HEICO Corp.	355,664	57,593
	Jack Henry & Associates Inc.	316,406	47,822
*,1	Symbotic Inc.	105,105	3,514
			15,327,056

		Shares	Market Value ($000)
Real Estate (1.7%)
	American Tower Corp.	4,047,569	665,623
	Equinix Inc.	812,623	590,176
	Welltower Inc.	4,505,345	369,078
	Public Storage	1,373,725	362,004
*	CoStar Group Inc.	3,545,701	272,629
	SBA Communications Corp.	941,357	188,431
	Invitation Homes Inc.	5,316,759	168,488
	Realty Income Corp.	3,078,796	153,755
	Sun Communities Inc.	1,079,505	127,749
*	Zillow Group Inc. Class C	1,325,870	61,202
	Camden Property Trust	463,971	43,882
*	Zillow Group Inc. Class A	347,537	15,566
			3,018,583
Technology (52.1%)
	Apple Inc.	128,974,068	22,081,650
	Microsoft Corp.	64,517,637	20,371,444
	NVIDIA Corp.	20,376,230	8,863,456
*	Alphabet Inc. Class A	51,437,952	6,731,170
*	Meta Platforms Inc. Class A	19,300,219	5,794,119
*	Alphabet Inc. Class C	42,899,752	5,656,332
*	Adobe Inc.	3,958,122	2,018,246
*	Salesforce Inc.	8,035,224	1,629,383
*	Advanced Micro Devices Inc.	14,030,354	1,442,601
	Texas Instruments Inc.	7,884,072	1,253,646
	Intuit Inc.	2,310,505	1,180,529
	Applied Materials Inc.	7,264,420	1,005,759
*	ServiceNow Inc.	1,771,644	990,278
	Lam Research Corp.	1,150,579	721,148
*	Palo Alto Networks Inc.	2,656,253	622,732
*	Synopsys Inc.	1,320,430	606,038
*	Cadence Design Systems Inc.	2,359,898	552,924
	KLA Corp.	1,187,379	544,603
	Roper Technologies Inc.	926,695	448,780
	Amphenol Corp. Class A	5,177,687	434,874
	Marvell Technology Inc.	7,469,232	404,310
*	Workday Inc. Class A	1,797,832	386,264
*	Autodesk Inc.	1,856,470	384,122
	Microchip Technology Inc.	4,725,689	368,840
*	Snowflake Inc. Class A	2,404,897	367,396
*	Fortinet Inc.	5,795,192	340,062
*	Crowdstrike Holdings Inc. Class A	1,848,661	309,429
*	Palantir Technologies Inc. Class A	16,884,722	270,156
*	Atlassian Corp. Ltd. Class A	1,331,046	268,219
*	ANSYS Inc.	753,667	224,254
*	Gartner Inc.	650,458	223,504
*	Splunk Inc.	1,456,404	212,999
*	Datadog Inc. Class A	2,337,456	212,919
*	HubSpot Inc.	412,644	203,227
*	DoorDash Inc. Class A	2,541,748	201,993
*	MongoDB Inc.	582,346	201,410
	Monolithic Power Systems Inc.	394,286	182,160
*	ON Semiconductor Corp.	1,874,338	174,220
*	VeriSign Inc.	761,557	154,238
*	Cloudflare Inc. Class A	2,414,781	152,228
*	Tyler Technologies Inc.	365,634	141,186
*	Zoom Video Communications Inc. Class A	1,988,826	139,098
*	Pinterest Inc. Class A	5,056,342	136,673

		Shares	Market Value ($000)
	Teradyne Inc.	1,336,392	134,254
*	EPAM Systems Inc.	502,910	128,589
*	Zscaler Inc.	759,480	118,167
	Paycom Software Inc.	445,938	115,618
*	Okta Inc.	1,345,344	109,659
	Bentley Systems Inc. Class B	1,966,861	98,658
*	GoDaddy Inc. Class A	1,273,763	94,870
*	Match Group Inc.	2,413,681	94,556
*	Twilio Inc. Class A	1,492,913	87,380
*	Snap Inc. Class A	8,906,125	79,354
*	DocuSign Inc.	1,755,848	73,746
*	Unity Software Inc.	2,328,681	73,097
	Skyworks Solutions Inc.	692,575	68,281
	Seagate Technology Holdings plc	856,554	56,490
*	Toast Inc. Class A	1,692,999	31,710
*	ZoomInfo Technologies Inc.	1,569,559	25,741
			89,998,789
Telecommunications (1.0%)
*	T-Mobile US Inc.	4,597,142	643,830
*	Charter Communications Inc. Class A	844,563	371,456
*	Arista Networks Inc.	2,016,684	370,929
	Motorola Solutions Inc.	724,791	197,317
*	Liberty Broadband Corp. Class C	1,034,947	94,511
*	Roku Inc.	538,362	38,003
*	Liberty Broadband Corp. Class A	145,715	13,247
			1,729,293
Utilities (0.2%)
	Waste Connections Inc. (XTSE)	2,236,725	300,392
Total Common Stocks (Cost $90,481,942)			172,396,712
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 5.391% (Cost $325,617)	3,256,940	325,662
Total Investments (100.0%) (Cost $90,807,559)			172,722,374
Other Assets and Liabilities—Net (0.0%)			458
Net Assets (100%)			172,722,832
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,180,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $14,542,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2023	879	190,106	(8,171)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Netflix Inc.	8/30/24	BANA	37,760	(5.328)	—	(160)
Visa Inc. Class A	8/30/24	BANA	102,354	(5.228)	—	(397)
					—	(557)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	172,396,712	—	—	172,396,712
Temporary Cash Investments	325,662	—	—	325,662
Total	172,722,374	—	—	172,722,374
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	8,171	—	—	8,171
Swap Contracts	—	557	—	557
Total	8,171	557	—	8,728
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.